UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
__ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
_______________ to ______________

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]
 X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:   N/A
MBarc Credit Canada Inc.

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):	0001641968

Central Index Key Number of underwriter (if applicable):

Susan Sinclair, (905) 219-99222

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01: Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see Exhibit 99.1 for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MBarc Credit Canada Inc.

By:	/s/ Susan Sinclair

Name:	Susan Sinclair
Title:	Chief Financial Officer

Date: May 1, 2017

EXHIBIT INDEX
Exhibit 99.1	Independent Accountants' Report on Applying Agreed-Upon Procedures, dated April 27, 2017.